Schedule of Future Amortization of Developed Technologies (Details)	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 1,113,000
2025	1,113,000
2026	1,113,000
2027	1,113,000
Thereafter	$ 13,356,000